Leases - Supplemental lease (Details)	Apr. 03, 2022	Jan. 02, 2022	Mar. 31, 2021
Leases [Abstract]
Weighted-average remaining lease term	8 years 4 months 24 days	8 years 8 months 12 days	9 years 3 months 18 days
Weighted-average discount rate	6.80%	6.80%	6.80%